Submission	Oct. 26, 2026
Submission [Line Items]
Central Index Key	0000818033
Registrant Name	HERON THERAPEUTICS, INC. /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES